Loan Portfolio (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Composition of Loan Portfolio
The following table sets forth the composition of the Company’s loan portfolio in dollar amounts and as a percentage of the Company’s total gross loans at the dates indicated:

	June 30, 2014		December 31, 2013
(dollars in thousands)	Amount	Percent	Amount	Percent
Commercial, industrial and agricultural	$56,991	8.16%	$53,673	8.17%
Real estate - one to four family residential:
Closed end first and seconds	240,805	34.50%	218,472	33.25%
Home equity lines	97,572	13.98%	99,839	15.19%
Total real estate - one to four family residential	338,377	48.48%	318,311	48.44%
Real estate - multifamily residential	19,932	2.86%	18,077	2.75%
Real estate - construction:
One to four family residential	17,168	2.46%	16,169	2.46%
Other construction, land development and other land	24,827	3.56%	21,690	3.30%
Total real estate - construction	41,995	6.02%	37,859	5.76%
Real estate - farmland	7,207	1.03%	8,172	1.24%
Real estate - non-farm, non-residential:
Owner occupied	128,322	18.38%	126,569	19.26%
Non-owner occupied	75,804	10.86%	74,831	11.39%
Total real estate - non-farm, non-residential	204,126	29.24%	201,400	30.65%
Consumer	15,125	2.17%	16,782	2.55%
Other	14,240	2.04%	2,923	0.44%
Total loans	697,993	100.00%	657,197	100.00%
Less allowance for loan losses	(14,618)		(14,767)
Loans, net	$683,375		$642,430

The following table sets forth the composition of the Company’s loan portfolio in dollar amounts and as a percentage of the Company’s total gross loans at the dates indicated:

	December 31, 2013		December 31, 2012
(dollars in thousands)	Amount	Percent	Amount	Percent
Commercial, industrial and agricultural	$53,673	8.17%	$51,881	7.58%
Real estate – one to four family residential:
Closed end first and seconds	218,472	33.25%	239,002	34.91%
Home equity lines	99,839	15.19%	99,698	14.56%
Total real estate – one to four family residential	318,311	48.44%	338,700	49.47%
Real estate – multifamily residential	18,077	2.75%	15,801	2.31%
Real estate – construction:
One to four family residential	16,169	2.46%	20,232	2.96%
Other construction, land development and other land	21,690	3.30%	34,555	5.04%
Total real estate – construction	37,859	5.76%	54,787	8.00%
Real estate – farmland	8,172	1.24%	8,558	1.25%
Real estate – non-farm, non-residential:
Owner occupied	126,569	19.26%	119,824	17.50%
Non-owner occupied	74,831	11.39%	71,741	10.48%
Total real estate – non-farm, non-residential	201,400	30.65%	191,565	27.98%
Consumer	16,782	2.55%	20,173	2.94%
Other	2,923	0.44%	3,203	0.47%
Total loans	657,197	100.00%	684,668	100.00%
Less allowance for loan losses	(14,767)		(20,338)
Loans, net	$642,430		$664,330

Aging of Recorded Investment in Past Due Loans
The following table presents the aging of the recorded investment in past due loans as of June 30, 2014 by class of loans:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$71	$8	$139	$218	$56,773	$56,991
Real estate - one to four family residential:
Closed end first and seconds	6,310	967	1,870	9,147	231,658	240,805
Home equity lines	563	194	331	1,088	96,484	97,572
Total real estate - one to four family residential	6,873	1,161	2,201	10,235	328,142	338,377
Real estate - multifamily residential	-	-	-	-	19,932	19,932
Real estate - construction:
One to four family residential	288	-	132	420	16,748	17,168
Other construction, land development and other land	10	-	-	10	24,817	24,827
Total real estate - construction	298	-	132	430	41,565	41,995
Real estate - farmland	-	-	590	590	6,617	7,207
Real estate - non-farm, non-residential:
Owner occupied	198	37	2,060	2,295	126,027	128,322
Non-owner occupied	-	-	623	623	75,181	75,804
Total real estate - non-farm, non-residential	198	37	2,683	2,918	201,208	204,126
Consumer	122	16	65	203	14,922	15,125
Other	5	-	-	5	14,235	14,240
Total loans	$7,567	$1,222	$5,810	$14,599	$683,394	$697,993

* For purposes of this table only, the "Total Current" column includes loans that are 1-29 days past due.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 by class of loans:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$2,083	$170	$383	$2,636	$51,037	$53,673
Real estate - one to four family residential:
Closed end first and seconds	6,217	1,513	2,564	10,294	208,178	218,472
Home equity lines	700	303	353	1,356	98,483	99,839
Total real estate - one to four family residential	6,917	1,816	2,917	11,650	306,661	318,311
Real estate - multifamily residential	-	-	-	-	18,077	18,077
Real estate - construction:
One to four family residential	112	176	132	420	15,749	16,169
Other construction, land development and other land	167	-	137	304	21,386	21,690
Total real estate - construction	279	176	269	724	37,135	37,859
Real estate - farmland	808	-	590	1,398	6,774	8,172
Real estate - non-farm, non-residential:
Owner occupied	2,933	-	3,074	6,007	120,562	126,569
Non-owner occupied	1,779	-	23	1,802	73,029	74,831
Total real estate - non-farm, non-residential	4,712	-	3,097	7,809	193,591	201,400
Consumer	283	21	166	470	16,312	16,782
Other	7	-	-	7	2,916	2,923
Total loans	$15,089	$2,183	$7,422	$24,694	$632,503	$657,197
* For purposes of this table only, the "Total Current" column includes loans that are 1-29 days past due.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 by class of loans:

(dollars in thousands)	30 – 59 Days Past Due	60 – 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$2,083	$170	$383	$2,636	$51,037	$53,673
Real estate – one to four family residential:
Closed end first and seconds	6,217	1,513	2,564	10,294	208,178	218,472
Home equity lines	700	303	353	1,356	98,483	99,839
Total real estate – one to four family residential	6,917	1,816	2,917	11,650	306,661	318,311
Real estate – multifamily residential	—	—	—	—	18,077	18,077
Real estate – construction:
One to four family residential	112	176	132	420	15,749	16,169
Other construction, land development and other land	167	—	137	304	21,386	21,690
Total real estate – construction	279	176	269	724	37,135	37,859
Real estate – farmland	808	—	590	1,398	6,774	8,172
Real estate – non-farm, non-residential:
Owner occupied	2,933	—	3,074	6,007	120,562	126,569
Non-owner occupied	1,779	—	23	1,802	73,029	74,831
Total real estate – non-farm, non-residential	4,712	—	3,097	7,809	193,591	201,400
Consumer	283	21	166	470	16,312	16,782
Other	7	—	—	7	2,916	2,923
Total loans	$15,089	$2,183	$7,422	$24,694	$632,503	$657,197

*	For purposes of this table only, the “Total Current” column includes loans that are 1 – 29 days past due.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 by class of loans:

(dollars in thousands)	30 – 59 Days Past Due	60 – 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$352	$253	$187	$792	$51,089	$51,881
Real estate – one to four family residential:
Closed end first and seconds	6,169	870	3,904	10,943	228,059	239,002
Home equity lines	604	239	195	1,038	98,660	99,698
Total real estate – one to four family residential	6,773	1,109	4,099	11,981	326,719	338,700
Real estate – multifamily residential	—	—	—	—	15,801	15,801
Real estate – construction:
One to four family residential	164	11	706	881	19,351	20,232
Other construction, land development and other land	23	—	439	462	34,093	34,555
Total real estate – construction	187	11	1,145	1,343	53,444	54,787
Real estate – farmland	—	—	40	40	8,518	8,558
Real estate – non-farm, non-residential:
Owner occupied	619	—	1,177	1,796	118,028	119,824
Non-owner occupied	395	—	855	1,250	70,491	71,741
Total real estate – non-farm, non-residential	1,014	—	2,032	3,046	188,519	191,565
Consumer	328	9	138	475	19,698	20,173
Other	21	—	—	21	3,182	3,203
Total loans	$8,675	$1,382	$7,641	$17,698	$666,970	$684,668

*	For purposes of this table only, the “Total Current” column includes loans that are 1 – 29 days past due.

Nonaccural Loans, Loans Past Due Ninety Days and Accruing Interest, and Restructured Loans
The following table presents nonaccrual loans, loans past due 90 days and accruing interest, and restructured loans at the dates indicated:

	June 30,	December 31,
(dollars in thousands)	2014	2013
Nonaccrual loans	$9,770	$11,018
Loans past due 90 days and accruing interest	-	-
Restructured loans (accruing)	16,383	16,026

The following table presents nonaccrual loans, loans past due 90 days and accruing interest, and restructured loans at December 31:

(dollars in thousands)	2013	2012
Nonaccrual loans	$11,018	$11,874
Loans past due 90 days and accruing interest	—	—
Restructured loans (accruing)	16,026	4,433

Recorded Investment in Nonaccrual Loans and Loans Past Due Ninety Days and Accruing Interest by Class
The following table presents the recorded investment in nonaccrual loans by class at June 30, 2014 and December 31, 2013:

	Nonaccrual
	June 30,	December 31,
(dollars in thousands)	2014	2013
Commercial, industrial and agricultural	$139	$383
Real estate - one to four family residential:
Closed end first and seconds	4,411	5,630
Home equity lines	506	688
Total real estate - one to four family residential	4,917	6,318
Real estate - construction:
One to four family residential	132	318
Other construction, land development and other land	-	137
Total real estate - construction	132	455
Real estate - farmland	590	590
Real estate - non-farm, non-residential:
Owner occupied	2,914	3,074
Non-owner occupied	623	23
Total real estate - non-farm, non-residential	3,537	3,097
Consumer	455	175
Total loans	$9,770	$11,018

The following table presents the recorded investment in nonaccrual loans by class at December 31, 2013 and 2012:

	Nonaccrual
(dollars in thousands)	2013	2012
Commercial, industrial and agricultural	$383	$391
Real estate – one to four family residential:
Closed end first and seconds	5,630	6,127
Home equity lines	688	445
Total real estate – one to four family residential	6,318	6,572
Real estate – construction:
One to four family residential	318	900
Other construction, land development and other land	137	439
Total real estate – construction	455	1,339
Real estate – farmland	590	40
Real estate – non-farm, non-residential:
Owner occupied	3,074	2,526
Non-owner occupied	23	855
Total real estate – non-farm, non-residential	3,097	3,381
Consumer	175	151
Total loans	$11,018	$11,874

Commercial Loans by Credit Quality Indicator
The following table presents commercial loans by credit quality indicator at June 30, 2014:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$49,473	$2,407	$2,847	$84	$2,180	$56,991
Real estate - multifamily residential	19,932	-	-	-	-	19,932
Real estate - construction:
One to four family residential	16,290	229	350	-	299	17,168
Other construction, land development and other land	8,445	3,896	6,825	-	5,661	24,827
Total real estate - construction	24,735	4,125	7,175	-	5,960	41,995
Real estate - farmland	6,284	333	590	-	-	7,207
Real estate - non-farm, non-residential:
Owner occupied	93,515	8,276	12,121	-	14,410	128,322
Non-owner occupied	52,355	6,079	7,008	-	10,362	75,804
Total real estate - non-farm, non-residential	145,870	14,355	19,129	-	24,772	204,126
Total commercial loans	$246,294	$21,220	$29,741	$84	$32,912	$330,251

The following table presents commercial loans by credit quality indicator at December 31, 2013:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$44,571	$3,851	$3,229	$22	$2,000	$53,673
Real estate - multifamily residential	18,077	-	-	-	-	18,077
Real estate - construction:
One to four family residential	14,890	235	738	-	306	16,169
Other construction, land development and other land	6,638	7,104	4,634	-	3,314	21,690
Total real estate - construction	21,528	7,339	5,372	-	3,620	37,859
Real estate - farmland	6,288	338	1,068	-	478	8,172
Real estate - non-farm, non-residential:
Owner occupied	87,187	13,341	15,983	-	10,058	126,569
Non-owner occupied	43,406	15,533	7,520	-	8,372	74,831
Total real estate - non-farm, non-residential	130,593	28,874	23,503	-	18,430	201,400
Total commercial loans	$221,057	$40,402	$33,172	$22	$24,528	$319,181

The following table presents commercial loans by credit quality indicator at December 31, 2013:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$44,571	$3,851	$3,229	$22	$2,000	$53,673
Real estate – multifamily residential	18,077	—	—	—	—	18,077
Real estate – construction:
One to four family residential	14,890	235	738	—	306	16,169
Other construction, land development and other land	6,638	7,104	4,634	—	3,314	21,690
Total real estate – construction	21,528	7,339	5,372	—	3,620	37,859
Real estate – farmland	6,288	338	1,068	—	478	8,172
Real estate – non-farm, non-residential:
Owner occupied	87,187	13,341	15,983	—	10,058	126,569
Non-owner occupied	43,406	15,533	7,520	—	8,372	74,831
Total real estate – non-farm, non-residential	130,593	28,874	23,503	—	18,430	201,400
Total commercial loans	$221,057	$40,402	$33,172	$22	$24,528	$319,181

The following table presents commercial loans by credit quality indicator at December 31, 2012:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$46,705	$2,454	$1,602	$169	$951	$51,881
Real estate – multifamily residential	15,801	—	—	—	—	15,801
Real estate – construction:
One to four family residential	17,976	923	883	—	450	20,232
Other construction, land development and other land	9,167	3,449	3,008	—	18,931	34,555
Total real estate – construction	27,143	4,372	3,891	—	19,381	54,787
Real estate – farmland	7,371	1,146	41	—	—	8,558
Real estate – non-farm, non-residential:
Owner occupied	87,058	16,424	10,669	72	5,601	119,824
Non-owner occupied	44,721	15,090	3,821	—	8,109	71,741
Total real estate – non-farm, non-residential	131,779	31,514	14,490	72	13,710	191,565
Total commercial loans	$228,799	$39,486	$20,024	$241	$34,042	$322,592

Consumer Loans, Including One to Four Family Residential First and Seconds and Home Equity Lines, by Payment Activity
The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at June 30, 2014:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate - one to four family residential:
Closed end first and seconds	$228,954	$11,851	$240,805
Home equity lines	96,824	748	97,572
Total real estate - one to four family residential	325,778	12,599	338,377
Consumer	14,678	447	15,125
Other	13,775	465	14,240
Total consumer loans	$354,231	$13,511	$367,742

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at December 31, 2013:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate - one to four family residential:
Closed end first and seconds	$205,860	$12,612	$218,472
Home equity lines	99,311	528	99,839
Total real estate - one to four family residential	305,171	13,140	318,311
Consumer	16,314	468	16,782
Other	2,451	472	2,923
Total consumer loans	$323,936	$14,080	$338,016

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at December 31, 2013:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate – one to four family residential:
Closed end first and seconds	$205,860	$12,612	$218,472
Home equity lines	99,311	528	99,839
Total real estate – one to four family residential	305,171	13,140	318,311
Consumer	16,314	468	16,782
Other	2,451	472	2,923
Total consumer loans	$323,936	$14,080	$338,016

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at December 31, 2012:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate – one to four family residential:
Closed end first and seconds	$229,087	$9,915	$239,002
Home equity lines	98,343	1,355	99,698
Total real estate – one to four family residential	327,430	11,270	338,700
Consumer	20,010	163	20,173
Other	2,715	488	3,203
Total consumer loans	$350,155	$11,921	$362,076

Effect on Current Period Provision of Changes in Methodology
The following table represents the effect on the current period provision of the changes in methodology from that used in prior periods.

Year Ended December 31, 2013 (dollars in thousands)	Provision Based on New Methodology	Provision Based on Prior Methodology	Difference
Commercial, industrial and agricultural	$(237)	$(444)	$207
Real estate – one to four family residential:
Closed end first and seconds	1,427	1,984	(557)
Home equity lines	1,072	58	1,014
Total real estate – one to four family residential	2,499	2,042	457
Real estate – multifamily residential	17	10	7
Real estate – construction:
One to four family residential	(59)	(154)	95
Other construction, land development and other land	(781)	(835)	54
Total real estate – construction	(840)	(989)	149
Real estate – farmland	75	(3)	78
Real estate – non-farm, non-residential:
Owner occupied	513	1,432	(919)
Non-owner occupied	(436)	(133)	(303)
Total real estate – non-farm, non-residential	77	1,299	(1,222)
Consumer	217	74	143
Other	42	12	30
Total provision for loan losses	$1,850	$2,001	$(151)

Rollforward of Allowance for Loan Losses
The following table presents a rollforward of the Company’s allowance for loan losses for the six months ended June 30, 2014:

	Beginning Balance				Ending Balance
(dollars in thousands)	January 1, 2014	Charge-offs	Recoveries	Provision	June 30, 2014
Commercial, industrial and agricultural	$1,787	$(290)	$30	$(331)	$1,196
Real estate - one to four family residential:
Closed end first and seconds	2,859	(304)	211	(188)	2,578
Home equity lines	1,642	(54)	13	244	1,845
Total real estate - one to four family residential	4,501	(358)	224	56	4,423
Real estate - multifamily residential	79	-	-	29	108
Real estate - construction:
One to four family residential	364	-	6	(69)	301
Other construction, land development and other land	1,989	-	2	501	2,492
Total real estate - construction	2,353	-	8	432	2,793
Real estate - farmland	116	-	-	11	127
Real estate - non-farm, non-residential:
Owner occupied	3,236	-	27	(1,144)	2,119
Non-owner occupied	1,770	-	3	855	2,628
Total real estate - non-farm, non-residential	5,006	-	30	(289)	4,747
Consumer	387	(86)	55	(1)	355
Other	538	(26)	14	343	869
Total	$14,767	$(760)	$361	$250	$14,618

The following table presents a rollforward of the Company’s allowance for loan losses for the six months ended June 30, 2013:

	Beginning Balance				Ending Balance
(dollars in thousands)	January 1, 2013	Charge-offs	Recoveries	Provision	June 30, 2013
Commercial, industrial and agricultural	$2,340	$(559)	$102	$485	$2,368
Real estate - one to four family residential:
Closed end first and seconds	2,876	(269)	33	523	3,163
Home equity lines	720	(58)	1	105	768
Total real estate - one to four family residential	3,596	(327)	34	628	3,931
Real estate - multifamily residential	62	-	-	(2)	60
Real estate - construction:
One to four family residential	419	(51)	31	(106)	293
Other construction, land development and other land	3,897	(950)	67	(694)	2,320
Total real estate - construction	4,316	(1,001)	98	(800)	2,613
Real estate - farmland	41	-	-	(11)	30
Real estate - non-farm, non-residential:
Owner occupied	5,092	(449)	-	562	5,205
Non-owner occupied	4,093	(1,534)	-	234	2,793
Total real estate - non-farm, non-residential	9,185	(1,983)	-	796	7,998
Consumer	215	(75)	58	46	244
Other	583	(72)	20	58	589
Total	$20,338	$(4,017)	$312	$1,200	$17,833

The following table presents a rollforward of the Company’s allowance for loan losses for the year ended December 31, 2013:

(dollars in thousands)	Beginning Balance January 1, 2013	Charge-offs	Recoveries	Provision	Ending Balance December 31, 2013
Commercial, industrial and agricultural	$2,340	$(635)	$319	$(237)	$1,787
Real estate – one to four family residential:
Closed end first and seconds	2,876	(1,529)	85	1,427	2,859
Home equity lines	720	(184)	34	1,072	1,642
Total real estate – one to four family residential	3,596	(1,713)	119	2,499	4,501
Real estate – multifamily residential	62	—	—	17	79
Real estate – construction:
One to four family residential	419	(57)	61	(59)	364
Other construction, land development and other land	3,897	(1,196)	69	(781)	1,989
Total real estate – construction	4,316	(1,253)	130	(840)	2,353
Real estate – farmland	41	—	—	75	116
Real estate – non-farm, non-residential:
Owner occupied	5,092	(2,370)	1	513	3,236
Non-owner occupied	4,093	(1,944)	57	(436)	1,770
Total real estate – non-farm, non-residential	9,185	(4,314)	58	77	5,006
Consumer	215	(153)	108	217	387
Other	583	(138)	51	42	538
Total	$20,338	$(8,206)	$785	$1,850	$14,767

The following table presents a rollforward of the Company’s allowance for loan losses for the year ended December 31, 2012:

(dollars in thousands)	Beginning Balance January 1, 2012	Charge-offs	Recoveries	Provision	Ending Balance December 31, 2012
Commercial, industrial and agricultural	$4,389	$(1,219)	$774	$(1,604)	$2,340
Real estate – one to four family residential:
Closed end first and seconds	2,856	(2,664)	61	2,623	2,876
Home equity lines	278	(1,112)	11	1,543	720
Total real estate – one to four family residential	3,134	(3,776)	72	4,166	3,596
Real estate – multifamily residential	29	—	—	33	62
Real estate – construction:
One to four family residential	382	(98)	55	80	419
Other construction, land development and other land	6,861	(1,622)	2	(1,344)	3,897
Total real estate – construction	7,243	(1,720)	57	(1,264)	4,316
Real estate – farmland	15	—	—	26	41
Real estate – non-farm, non-residential:
Owner occupied	4,831	(2,337)	100	2,498	5,092
Non-owner occupied	3,172	(1,506)	409	2,018	4,093
Total real estate – non-farm, non-residential	8,003	(3,843)	509	4,516	9,185
Consumer	776	(391)	179	(349)	215
Other	513	(99)	35	134	583
Total	$24,102	$(11,048)	$1,626	$5,658	$20,338

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class Based on Impairment
The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of June 30, 2014:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$42	$1,154	$1,196	$2,180	$54,811	$56,991
Real estate - one to four family residential:
Closed end first and seconds	1,416	1,162	2,578	9,981	230,824	240,805
Home equity lines	-	1,845	1,845	417	97,155	97,572
Total real estate - one to four family residential	1,416	3,007	4,423	10,398	327,979	338,377
Real estate - multifamily residential	-	108	108	-	19,932	19,932
Real estate - construction:
One to four family residential	173	128	301	299	16,869	17,168
Other construction, land development and other land	1,382	1,110	2,492	5,661	19,166	24,827
Total real estate - construction	1,555	1,238	2,793	5,960	36,035	41,995
Real estate - farmland	-	127	127	-	7,207	7,207
Real estate - non-farm, non-residential:
Owner occupied	944	1,175	2,119	14,410	113,912	128,322
Non-owner occupied	1,648	980	2,628	10,362	65,442	75,804
Total real estate - non-farm, non-residential	2,592	2,155	4,747	24,772	179,354	204,126
Consumer	114	241	355	382	14,743	15,125
Other	302	567	869	465	13,775	14,240
Total	$6,021	$8,597	$14,618	$44,157	$653,836	$697,993

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of December 31, 2013:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$612	$1,175	$1,787	$2,000	$51,673	$53,673
Real estate - one to four family residential:
Closed end first and seconds	1,833	1,026	2,859	10,048	208,424	218,472
Home equity lines	-	1,642	1,642	175	99,664	99,839
Total real estate - one to four family residential	1,833	2,668	4,501	10,223	308,088	318,311
Real estate - multifamily residential	-	79	79	-	18,077	18,077
Real estate - construction:
One to four family residential	180	184	364	306	15,863	16,169
Other construction, land development and other land	802	1,187	1,989	3,314	18,376	21,690
Total real estate - construction	982	1,371	2,353	3,620	34,239	37,859
Real estate - farmland	-	116	116	478	7,694	8,172
Real estate - non-farm, non-residential:
Owner occupied	1,223	2,013	3,236	10,058	116,511	126,569
Non-owner occupied	617	1,153	1,770	8,372	66,459	74,831
Total real estate - non-farm, non-residential	1,840	3,166	5,006	18,430	182,970	201,400
Consumer	104	283	387	302	16,480	16,782
Other	311	227	538	472	2,451	2,923
Total	$5,682	$9,085	$14,767	$35,525	$621,672	$657,197

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of December 31, 2013:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$612	$1,175	$1,787	$2,000	$51,673	$53,673
Real estate – one to four family residential:
Closed end first and seconds	1,833	1,026	2,859	10,048	208,424	218,472
Home equity lines	—	1,642	1,642	175	99,664	99,839
Total real estate – one to four family residential	1,833	2,668	4,501	10,223	308,088	318,311
Real estate – multifamily residential	—	79	79	—	18,077	18,077
Real estate – construction:
One to four family residential	180	184	364	306	15,863	16,169
Other construction, land development and other land	802	1,187	1,989	3,314	18,376	21,690
Total real estate – construction	982	1,371	2,353	3,620	34,239	37,859
Real estate – farmland	—	116	116	478	7,694	8,172
Real estate – non-farm, non-residential:
Owner occupied	1,223	2,013	3,236	10,058	116,511	126,569
Non-owner occupied	617	1,153	1,770	8,372	66,459	74,831
Total real estate – non-farm, non-residential	1,840	3,166	5,006	18,430	182,970	201,400
Consumer	104	283	387	302	16,480	16,782
Other	311	227	538	472	2,451	2,923
Total	$5,682	$9,085	$14,767	$35,525	$621,672	$657,197

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of December 31, 2012:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$402	$1,938	$2,340	$951	$50,930	$51,881
Real estate – one to four family residential:
Closed end first and seconds	923	1,953	2,876	6,856	232,146	239,002
Home equity lines	—	720	720	315	99,383	99,698
Total real estate – one to four family residential	923	2,673	3,596	7,171	331,529	338,700
Real estate – multifamily residential	—	62	62	—	15,801	15,801
Real estate – construction:
One to four family residential	268	151	419	450	19,782	20,232
Other construction, land development and other land	928	2,969	3,897	18,931	15,624	34,555
Total real estate – construction	1,196	3,120	4,316	19,381	35,406	54,787
Real estate – farmland	—	41	41	—	8,558	8,558
Real estate – non-farm, non-residential:
Owner occupied	714	4,378	5,092	5,601	114,223	119,824
Non-owner occupied	1,646	2,447	4,093	8,109	63,632	71,741
Total real estate – non-farm, non-residential	2,360	6,825	9,185	13,710	177,855	191,565
Consumer	1	214	215	25	20,148	20,173
Other	348	235	583	488	2,715	3,203
Total	$5,230	$15,108	$20,338	$41,726	$642,942	$684,668

Impairment by Class of Loans
The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2014:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$2,180	$2,180	$290	$1,890	$42	$2,184	$64
Real estate - one to four family residential:
Closed end first and seconds	9,981	10,081	3,462	6,519	1,416	10,033	178
Home equity lines	417	417	417	-	-	213	-
Total real estate - one to four family residential	10,398	10,498	3,879	6,519	1,416	10,246	178
Real estate - construction:
One to four family residential	299	299	-	299	173	360	4
Other construction, land development and other land	5,661	5,661	-	5,661	1,382	5,173	157
Total real estate - construction	5,960	5,960	-	5,960	1,555	5,533	161
Real estate - non-farm, non-residential:
Owner occupied	14,410	15,896	10,013	4,397	944	11,492	95
Non-owner occupied	10,362	10,362	4,676	5,686	1,648	8,558	139
Total real estate - non-farm, non-residential	24,772	26,258	14,689	10,083	2,592	20,050	234
Consumer	382	382	25	357	114	457	11
Other	465	465	8	457	302	471	-
Total loans	$44,157	$45,743	$18,891	$25,266	$6,021	$38,941	$648

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2013:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$2,000	$2,000	$-	$2,000	$612	$1,712	$97
Real estate - one to four family residential:
Closed end first and seconds	10,048	10,148	2,008	8,040	1,833	8,727	498
Home equity lines	175	175	175	-	-	382	-
Total real estate - one to four family residential	10,223	10,323	2,183	8,040	1,833	9,109	498
Real estate - construction:
One to four family residential	306	306	-	306	180	794	9
Other construction, land development and other land	3,314	5,662	-	3,314	802	8,581	161
Total real estate - construction	3,620	5,968	-	3,620	982	9,375	170
Real estate - farmland	478	478	478	-	-	428	32
Real estate - non-farm, non-residential:
Owner occupied	10,058	11,544	6,730	3,328	1,223	10,472	506
Non-owner occupied	8,372	8,372	4,357	4,015	617	9,353	348
Total real estate - non-farm, non-residential	18,430	19,916	11,087	7,343	1,840	19,825	854
Consumer	302	302	-	302	104	203	22
Other	472	472	9	463	311	504	-
Total loans	$35,525	$39,459	$13,757	$21,768	$5,682	$41,156	$1,673

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2013:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$2,000	$2,000	$—	$2,000	$612	$1,712	$97
Real estate – one to four family residential:
Closed end first and seconds	10,048	10,148	2,008	8,040	1,833	8,727	498
Home equity lines	175	175	175	—	—	382	—
Total real estate – one to four family residential	10,223	10,323	2,183	8,040	1,833	9,109	498
Real estate – construction:
One to four family residential	306	306	—	306	180	794	9
Other construction, land development and other land	3,314	5,662	—	3,314	802	8,581	161
Total real estate – construction	3,620	5,968	—	3,620	982	9,375	170
Real estate – farmland	478	478	478	—	—	428	32
Real estate – non-farm, non-residential:
Owner occupied	10,058	11,544	6,730	3,328	1,223	10,472	506
Non-owner occupied	8,372	8,372	4,357	4,015	617	9,353	348
Total real estate – non-farm, non-residential	18,430	19,916	11,087	7,343	1,840	19,825	854
Consumer	302	302	—	302	104	203	22
Other	472	472	9	463	311	504	—
Total loans	$35,525	$39,459	$13,757	$21,768	$5,682	$41,156	$1,673

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$951	$1,247	$408	$543	$402	$907	$59
Real estate – one to four family residential:
Closed end first and seconds	6,856	7,327	2,127	4,729	923	8,431	386
Home equity lines	315	515	315	—	—	801	9
Total real estate – one to four family residential	7,171	7,842	2,442	4,729	923	9,232	395
Real estate – construction:
One to four family residential	450	450	—	450	268	402	10
Other construction, land development and other land	18,931	18,931	14,071	4,860	928	20,169	814
Total real estate – construction	19,381	19,381	14,071	5,310	1,196	20,571	824
Real estate – non-farm, non-residential:
Owner occupied	5,601	5,748	380	5,221	714	8,753	304
Non-owner occupied	8,109	8,109	626	7,483	1,646	8,434	457
Total real estate – non-farm, non-residential	13,710	13,857	1,006	12,704	2,360	17,187	761
Consumer	25	25	—	25	1	25	2
Other	488	488	—	488	348	496	—
Total loans	$41,726	$42,840	$17,927	$23,799	$5,230	$48,418	$2,041

Loans Modified as Troubled Debt Restructurings
The following tables present, by class of loans, information related to loans modified as TDRs during the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30, 2014			Three Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*
Real estate - one to four family residential:
Closed end first and seconds	3	$512	$513	2	$225	$225
Consumer	2	385	385	-	-	-
Total	5	$897	$898	2	$225	$225

*The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

	Six Months Ended June 30, 2014			Six Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*
Real estate - one to four family residential:
Closed end first and seconds	3	$512	$513	4	$570	$570
Real estate - non-farm, non-residential:
Non-owner occupied	-	-	-	1	164	164
Consumer	2	385	385	-	-	-
Total	5	$897	$898	5	$734	$734

* The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

The following table presents, by class of loans, information related to loans modified as TDRs during the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013			Year Ended December 31, 2012
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*
Commercial, industrial and agricultural	—	$—	$—	1	$66	$66
Real estate – one to four family residential:
Closed end first and seconds	11	4,834	3,600	4	965	964
Real estate – construction:
One to four family residential	—	—	—	3	434	434
Other construction, land development and other land	—	—	—	2	164	163
Total real estate – construction	—	—	—	5	598	597
Real estate – non-farm, non-residential:
Owner occupied	4	7,955	6,355	—	—	—
Non-owner occupied	2	8,403	6,015	—	—	—
Total real estate – non-farm, non-residential	6	16,358	12,370	—	—	—
Total	17	$21,192	$15,970	10	$1,629	$1,627

*
The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

Loans Modified as Troubled Debt Restructurings that Subsequently Defaulted
The following tables present, by class of loans, information related to loans modified as TDRs that subsequently defaulted (i.e., 90 days or more past due following a modification) during the three and six months ended June 30, 2014 and 2013 and were modified as TDRs within the 12 months prior to default:

	Three Months Ended June 30, 2014		Three Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Recorded Balance	Number of Loans	Recorded Balance
Real estate - one to four family residential:
Closed end first and seconds	-	$-	1	$55
Real estate - non-farm, non-residential:
Non-owner occupied	-	-	1	164
Total	-	$-	2	$219

	Six Months Ended June 30, 2014		Six Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Recorded Balance	Number of Loans	Recorded Balance
Real estate - one to four family residential:
Closed end first and seconds	-	$-	2	$234
Real estate - non-farm, non-residential:
Non-owner occupied	-	-	1	164
Total	-	$-	3	$398

The following table presents, by class of loans, information related to loans modified as TDRs that subsequently defaulted (i.e., 90 days or more past due following a modification) during the years ended December 31, 2013 and 2012 and were modified as TDRs within the 12 months prior to default:

	Year Ended December 31, 2013		Year Ended December 31, 2012
(dollars in thousands)	Number of Loans	Recorded Balance	Number of Loans	Recorded Balance
Commercial, industrial and agricultural	—	$—	1	$66
Real estate – one to four family residential:
Closed end first and seconds	10	1,846	3	878
Real estate – construction:
One to four family residential	—	—	2	374
Other construction, land development and other land	—	—	1	29
Total real estate – construction	—	—	3	403
Real estate – non-farm, non-residential:
Owner occupied	2	1,019	—	—
Total	12	$2,865	7	$1,347